Cover	Mar. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 06, 2023
Entity Registrant Name	SHIFTPIXY, INC.
Entity Incorporation, State or Country Code	WY
Entity Tax Identification Number	47-4211438
Entity Address, Address Line One	13450 W. Sunrise Blvd.
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Sunrise
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33233
City Area Code	888
Local Phone Number	798-9100
Entity File Number	001-37954
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PIXY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001675634
Amendment Flag	false